Other Operating Income (Expense) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 31(b))	$ 23	$ (341)
Share-based compensation	(107)	(236)
Environmental costs and remeasurement of decommissioning and restoration provisions for closed operations	(168)	(128)
Care and maintenance costs	(62)	(59)
Social responsibility and donations	(66)	(65)
Gain (loss) on disposal or contribution of assets	244	(4)
Insurance revenue	221	0
Take-or-pay contract costs	(75)	(86)
Other	(220)	(188)
Other operating income (expense)	(206)	(1,102)
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 31(b))	39	(371)
Commodity Derivatives Excluding Sales and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 31(b))	$ (12)	$ 35